Leases - Schedule of Supplemental Information Related to Operating Leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Supplemental Cash Flow Information Related To Operating Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	¥ 86,882	$ 639	¥ 88,273	¥ 65,968
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	¥ 9,573	$ 70	¥ 347,445	¥ 4,805
Weighted average remaining lease term (in years)	1 year	1 year	14 years 2 months 12 days	15 years 1 month 6 days
Weighted average discount rate-operating lease (IBR)	2.91%	2.91%	2.24%	2.17%